Equity shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity shares
Schedule of equity shares

	Group
	2017			2016
	Listed	Unlisted	Total	Listed	Unlisted	Total
	£m	£m	£m	£m	£m	£m
Held-for-trading	—	—	—	—	7	7
Designated as at fair value through profit or loss	3	31	34	3	40	43
Available-for-sale	—	9	9	5	32	37

	3	40	43	8	79	87

Available-for-sale
Gross unrealised gains	—	1	1	3	3	6

	Bank

	2017			2016

	Listed	Unlisted	Total	Listed	Unlisted	Total
	£m	£m	£m	£m	£m	£m

Held-for-trading	—	—	—	—	7	7
Available-for-sale	—	7	7	—	4	4

	—	7	7	—	11	11

Available-for-sale
Gross unrealised gains	—	—	—	—	1	1